TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of current and deferred components of income tax expenses

	For the year ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses (benefits)	(145)	22,953	21,666	3,052
Deferred income tax expenses	—	—	—	—
Total income tax expenses (benefits)	(145)	22,953	21,666	3,052

Schedule of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Income (loss) before income tax	(37,196)	132,772	202,573	28,531
Income tax computed at the statutory tax rate of 25%	(9,299)	33,193	50,643	7,133
Effect of differing tax rates in different jurisdictions	5,232	4,459	2,740	386
Research and development super‑deduction	(31,855)	(36,078)	(29,192)	(4,112)
Shared‑based compensation expenses	3,223	3,261	2,359	332
Non‑deductible expenses	1,656	2,310	2,928	412
Effect of preferential tax rates and tax holiday in mainland China	(43,974)	(15,934)	(28,489)	(4,013)
Change in valuation allowance	75,192	30,309	22,950	3,232
Others	(320)	1,433	(2,273)	(318)
Income tax expenses (benefits)	(145)	22,953	21,666	3,052

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax loss carry forward	73,038	98,811	13,917
Deferred revenue and customer advances	37,752	34,107	4,804
Lease liabilities	1,960	878	124
Others	3,023	3,083	434
Less: valuation allowance	(113,125)	(136,075)	(19,166)
	2,648	804	113
Deferred tax liabilities
ROU assets	(2,648)	(804)	(113)
	(2,648)	(804)	(113)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—